Related-party Transactions (Details 9) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Rental and other expenses		$ 67,058	$ 64,446	$ 113,451
Associates [member]
Disclosure of transactions between related parties [line items]
Rental and other expenses		37,155	28,017	36,499
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Rental and other expenses		567	1,389	21,821
Others [member]
Disclosure of transactions between related parties [line items]
Rental and other expenses	[1]	$ 29,336	$ 35,040	$ 55,131

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.